Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	$ 25,207	$ (50,067)	$ (3,969)
Derivative instruments designated as hedges | Net investment hedge | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	13,839	(19,757)
(Gain) loss reclassified from AOCI into income	0	0
Derivative instruments designated as hedges | Cash flow hedges | Interest rate contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	11,368	(30,310)	(3,969)
(Gain) loss reclassified from AOCI into income	(9,774)	26,136	(6,228)
Derivative instruments designated as hedges | Fair value hedges | Interest rate contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0	0	0
(Gain) loss reclassified from AOCI into income	0	0	0
Gain (loss) recognized in income	(2,051)	(2,199)	(1,930)
Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	(21,675)	13,386	(5,954)
Undesignated derivative instruments | Call spread overlay | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	(1,818)	1,573	118
Undesignated derivative instruments | Foreign exchange contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ (19,857)	$ 11,813	$ (6,072)